Other Assets and Receivables - Summary of Real Estate Held for Own Use and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other assets and receivables [Line Items]
Beginning balance	€ 201
Ending balance	€ 165	€ 201
% of real estate appraised in the current year	50.00%	93.00%
% of appraisals performed by independent external appraisers	100.00%	99.00%
Real estate held for own use and equipment	€ 455	€ 472
General account real estate held for own use [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	209	208
Additions		9
Capitalized subsequent expenditure	7	(2)
Disposals		(5)
Unrealized gains/(losses) through equity	(4)	20
Realized gains/(losses) through income statement		(5)
Depreciation through income statement	(5)	(5)
Impairment losses	(13)	(4)
Impairment losses reversed		1
Transfer to investments in real estate	(14)
Net exchange differences	5	(8)
Ending balance	185	209
Real estate held for own use and equipment	185	209
General account real estate held for own use [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	269
Ending balance	218	269
General account real estate held for own use [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(60)
Ending balance	(33)	(60)
Equipment [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	263	281
Additions	69	73
Disposals	(2)	(1)
Depreciation through income statement	(71)	(71)
Impairment losses	(4)
Net exchange differences	16	(19)
Other	(1)
Ending balance	270	263
Real estate held for own use and equipment	270	263
Equipment [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	628
Ending balance	679	628
Equipment [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(365)
Ending balance	€ (409)	€ (365)